UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2005
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Swiftwater Capital Management, LP
           ---------------------------------
Address:   856 South Pleasantburg Drive
           ----------------------------
           Greenville, South Carolina 29607
           --------------------------------

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen A. DePiero
         ------------------
Title:   Chief Financial Officer
         -----------------------
Phone:   (864) 235-4711
         --------------

Signature, Place, and Date of Signing:


    /s/ STEPHEN A. DEPIERO           Greenville, SC             June 2, 2006
------------------------------   ------------------------   --------------------
          [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-
   -----------------            ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                         --------------------------
Form 13F Information Table Entry Total:
                                         ---------------------------
Form 13F Information Table Value Total:
                                         ---------------------------
                                                 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number            Name

                NONE
     ------     ------------------------------------------------------

                           FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
            --------               --------       --------  --------       --------         --------   --------        --------
                                                             VALUE    SHRS OR   SH   PUT / INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------      -----   --------  -------   ---  ----  ----------  --------   ----  ------  ----
ALEXION PHARMACEUTICALS INC     COM              015351109     1262      62311   SH         SOLE                  62311
BORLAND SOFTWARE CORP           COM              099849101     3036     464956   SH         SOLE                 464956
BROCADE COMMUNICATIONS SYS I    COM              111621108     6837    1679777   SH         SOLE                1679777
CONTINENTAL AIRLS INC           CL B             210795308     4818     226200   SH         SOLE                 226200
COMMERCE BANCORP INC NJ         COM              200519106     2581      75000   SH         SOLE                  75000
CV THERAPEUTICS INC             COM              126667104     4328     175000   SH         SOLE                 175000
DISNEY WALT CO                  COM              254687106     6088     254000   SH         SOLE                 254000
ENDURANCE SPECIALTY HLDGS LT    SHS              G30397106     2975      82985   SH         SOLE                  82985
1 800 FLOWERS COM               CL A             68243Q106     2122     330479   SH         SOLE                 330479
HEINZ H J CO                    COM              423074103    10782     319752   SH         SOLE                 319752
JP MORGAN CHASE & CO            COM              46625H100     7144     180000   SH         SOLE                 180000
LAWSON SOFTWARE INC             COM              520780107     5859     797097   SH         SOLE                 797097
MRV COMMUNICATIONS INC          COM              553477100     2532    1234929   SH         SOLE                1234929
NOKIA CORP                      SPONSORED ADR    654902204    11587     633179   SH         SOLE                 633179
PFIZER INC                      COM              717081103    19651     842674   SH         SOLE                 842674
PINNACLE AIRL CORP              COM              723443107     3145     471585   SH         SOLE                 471585
SK TELECOM LTD                  SPONSORED ADR    78440P108     3160     155766   SH         SOLE                 155766
SAKS INC                        COM              79377W108     9863     585000   SH         SOLE                 585000
SANOFI AVENTIS                  SPONSORED ADR    80105N105     8591     195704   SH         SOLE                 195704
ST PAUL TRAVELERS INC           COM              792860108     6291     140829   SH         SOLE                 140829
SKYWORKS SOLUTIONS INC          COM              83088M102     2607     512216   SH         SOLE                 512216
TYCO INTL LTD NEW               COM              902124106     4629     160400   SH         SOLE                 160400
VERIZON COMMUNICATIONS          COM              92343V104    12199     405000   SH         SOLE                 405000
WEBMETHODS INC                  COM              94768C108     9731    1262166   SH         SOLE                1262166
WAL MART STORES INC             COM              931142103     7254     155000   SH         SOLE                 155000
CITIGROUP INC                   COM              172967101    29118     600000   SH   CALL  SOLE                      0
GOOGLE INC                      COM              38259P508    12446      30000   SH   PUT   SOLE                  30000
HEINZ H J CO                    COM              423074103     5695     168900   SH   CALL  SOLE                      0
JP MORGAN CHASE & CO            COM              46625H100    91188    2297500   SH   CALL  SOLE                      0
NOKIA CORP                      SPONSORED ADR    654902204    45170    2468300   SH   CALL  SOLE                      0
PFIZER INC                      COM              717081103    87184    3738600   SH   CALL  SOLE                      0
VERIZON COMMUNICATIONS          COM              92343V104    38165    1267100   SH   CALL  SOLE                      0
WAL MART STORES INC             COM              931142103    42775     914000   SH   CALL  SOLE                      0